Selling and marketing expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Selling and marketing expenses
Schedule of selling and marketing expenses

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Advertising costs	(55,151)	(64,444)
Employee benefits expenses	(1,442)	(283)
	(56,593)	(64,727)

	2021	2020	2019
Advertising costs	(266,906)	(164,929)	(81,814)
Employee benefits expenses	(3,261)	(827)	(366)
	(270,167)	(165,756)	(82,180)